[ZURICH KEMPER LIFE LETTERHEAD]


VIA EDGAR

August 30, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re: Kemper Investors Life Insurance Company ("KILICO") and KILICO Variable Annuity Separate Account
          ("Variable Annuity Separate Account")
          File No. 811-3199

Commissioners:

     Attached for filing, pursuant to Section 30(d) and Rule 30d-2 of the Investment Company Act of 1940 ("1940 Act"), is the most recent semi-annual report of the Variable Annuity Separate Account referenced above for the Kemper Advantage III Variable Annuity product ("Advantage III"). The semi-annual report consists of a front and back cover binding the most recent semi-annual reports of the mutual fund subaccount options available through the Variable Annuity Separate Account for Advantage III. Because the most recent semi-annual reports of the funds have been filed with the SEC by their respective Investment Managers/Advisers, KILICO is filing herewith only the front and back cover prepared by KILICO and hereby incorporates by reference the semi-annual reports of the underlying funds set forth below.

    The Variable Annuity Separate Account for Advantage III includes the underlying fund options as follows:

     Kemper Variable Series (File No. 811-5002)
     Janus Aspen Series (File No. 811-7736)
     Lexington Natural Resources Trust (File No. 811-05710)
     Lexington Emerging Markets Fund, Inc. (File No. 811-8250)
     Fidelity Variable Insurance Products Fund (File No. 811-03329) Fidelity Variable Insurance Products Fund II (File No. 811-05511) Scudder Variable Life Investment Fund (File No. 811-04257)
     The Dreyfus Socially Responsible Growth Fund, Inc. (File No. 811-7044)
     J. P. Morgan Series Trust II (File No. 811-8212)
     The Alger American Fund (File No. 811-5550)
     American Century Variable Portfolios, Inc. (File No. 811-5188)

     Please call the undersigned at 847-969-3524 if you have any questions or comments.

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Securities and Exchange Commission
August 30, 2000
Page 2



Yours truly,

/s/ Juanita M. Thomas
Juanita M. Thomas
Vice President and
 Assistant General Counsel

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                                           LOGO: ZURICH KEMPER

KEMPER
ADVANTAGE III
VARIABLE ANNUITY

2000 SEMI-ANNUAL REPORT

Includes semi-annual reports for:

* Kemper Variable Series                * Scudder Variable Life Investment Fund

* Janus Aspen Series                    * The Dreyfus Socially Responsible
                                          Growth Fund, Inc.

* Lexington Natural Resources Trust     * J.P. Morgan Series Trust II

* Lexington Emerging Markets            * The Alger American Fund
  Fund, Inc.

* Fidelity Variable Insurance Products  * American Century Variable
  Fund                                    Portfolios, Inc.

* Fidelity Variable Insurance Products
  Fund II

LOGO: ZURICH KEMPER


Kemper Advantage III
A Flexible Payment Fixed and Variable Annuity from
Kemper Investors Life Insurance Company
1 Kemper Drive, Long Grove, IL  60049


Issued by Kemper Investors Life Insurance Company
Securities distributed by Investors Brokerage Services, Inc.



ADV3-SAN00 (8/00)